Financial income and expense - Disclosure of Detailed Information about Financial Income (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Interest income on financial assets held at amortized cost	SFr 1,088	SFr 156	SFr 1,955	SFr 244
Net foreign exchange gain	0	1,856	0	2,591
Total	SFr 1,088	SFr 2,012	SFr 1,955	SFr 2,835